CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 482,373	$ 298,614	$ 1,344,922
Accounts receivable, net of provision for credit losses of $0	600,938	705,752	831,353
Prepaid expenses and other	16,334	16,039	30,102
Payroll and income tax receivable	7,230	967,613	27,763
Total current assets	1,106,875	1,988,018	2,234,140
PROPERTY AND EQUIPMENT, NET	5,580	16,740	31,619
OTHER ASSETS
Advances to founders	0	1,100,000	1,100,000
Other assets	255,431	0	0
Operating lease right of use asset	25,974	804,338	0
Notes receivable - related parties			854,585
TOTAL ASSETS	1,393,860	3,909,096	4,220,344
Current liabilities:
Accounts payable - trade	592,199	216,718	173,694
Advances from founders	1,750,000	600,000	0
Accrued expenses	112,700	110,662	252,470
Accrued income tax expense	0	10,000	0
Current portion of Small Business Loan	0	292,932	0
Senior Secured Convertible Promissory Note	2,385,503	0	0
Current portion of operating lease liability	26,844	628,371	0
Deferred revenue- current portion	4,059,406	4,168,016	4,593,474
Total current liabilities	8,926,652	6,026,699	5,019,638
NON-CURRENT LIABILITIES:
Payable to founders	0	1,100,000	1,100,000
Small Business Loan- non-current	0	131,608	0
Note payable - PPP		0	1,141,722
Deferred rent liability		0	71,005
Operating lease liability, net of current portion	0	203,769	0
Deferred revenue- non-current	4,693,897	4,805,431	5,295,251
Total liabilities	13,620,549	12,267,507	12,627,616
STOCKHOLDERS' DEFICIT:
Preferred stock - no par value, 20,000,000 shares authorized, 0 shares issued and outstanding as of September 30, 2023 and December 31, 2022	0	0	0
Common stock - no par value, 180,000,000 shares authorized, 7,614,666 shares issued and outstanding as of September 30, 2023 and December 31, 2022	44,666	44,666	44,666
Additional paid-in capital	4,537,370	1,921,342	1,374,882
Accumulated deficit	(16,796,375)	(10,314,313)	(9,826,820)
Accumulated other comprehensive loss	(12,350)	(10,106)	0
Total stockholders' deficit	(12,226,689)	(8,358,411)	(8,407,272)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 1,393,860	3,909,096	$ 4,220,344
Class B Ordinary Shares
STOCKHOLDERS' DEFICIT:
Common stock - no par value, 180,000,000 shares authorized, 7,614,666 shares issued and outstanding as of September 30, 2023 and December 31, 2022		$ 809